UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Cost of revenue, related party expenses	$ 157,490	$ 158,549	$ 303,987	$ 315,535
Research and development, related party expenses	9,076	8,972	18,146	17,931
General and administrative, related party expenses	101,537	78,208	200,020	246,679
Related Party Expenses [Member]
Related Party Transaction [Line Items]
Cost of revenue, related party expenses	142,907	143,977	286,530	298,298
Research and development, related party expenses	9,076	8,972	18,146	17,931
General and administrative, related party expenses	$ 0	$ 0	$ 0	$ 34,934